Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Jun. 30, 2023 USD ($)
2024	$ 337,018
2025	318,826
2026	439,075
2027	399,856
2028	226,539
2029 and thereafter	731,475
Total	$ 2,452,789